Debt (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended							12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009	Jun. 29, 2011 Five-Year Term Loan Expiring June 2015 [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member]	Jun. 29, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member] Maximum [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member] Maximum [Member]	Aug. 09, 2011 Unsecured Senior Credit Facility [Member]	Jun. 29, 2011 Revolving Credit Facility [Member]	Jun. 29, 2011 Revolving Credit Facility [Member] Maximum [Member]	Apr. 30, 2009 5.75% Notes [Member]	May 31, 2004 5.75% Notes [Member]	Jun. 24, 2009 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	Jun. 30, 2010 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member] Maximum [Member]
Payments on long-term debt	$ 16,127,000	$ 391,046,000	$ 19,735,000	$ 15,000,000
Debt instrument, years until maturity				5
Debt instrument, outstanding balance				185,000,000
Line of credit facility, current borrowing capacity						250,000,000			250,000,000			200,000,000
Debt instrument, maturity date				June 2015											June 2014
Line of credit facility, expiration date					August 2016							June 2015
Basis spread on variable rate				2.75%		1.625%		2.50%	1.625%	2.50%		2.75%	3.25%						3.25%
Debt instrument, effective percentage				2.94%			1.82%		1.82%			2.94%
Debt instrument, issuance date					August 9, 2011
Line of credit facility, maximum borrowing capacity					500,000,000						400,000,000
Debt instrument, face amount															300,000,000
Debt instrument, stated interest rate															5.75%		5.75%	5.75%
Net proceeds from issuance of long-term debt	0	196,389,000	0												298,400,000
Repurchase and retirement of debt														10,000,000
Gain on extinguishment of debt																$ 1,300,000